Segment Reporting and Major Customers	12 Months Ended
Dec. 31, 2018
Segment Reporting and Major Customers
Segment Reporting and Major Customers

Note 21 Segment Reporting, including Geographic Area Data and Major Customers

TSYS provides global payment processing and other services to card-issuing and merchant acquiring institutions in the United States and internationally through online accounting and electronic payment processing systems. The Company also provides financial service solutions to consumers and businesses in the United States. Corporate expenses, such as finance, legal, human resources, mergers and acquisitions and investor relations are categorized as Corporate Administration and Other.

At TSYS, the chief operating decision maker (“CODM”) is a group consisting of Senior Executive Management. The information utilized by the CODM consists of the financial statements and the main metrics monitored are revenue growth and growth in profitability. During the second quarter of 2018, the CODM renamed the Netspend segment to the Consumer Solutions segment as a part of the rebranding of the segment. There has been no change to the composition of the Consumer Solutions segment. Therefore, no prior periods were restated.

The Company acquired Cayan in January 2018 and substantially all of the assets of iMobile3, LLC in June 2018. In April 2016, the Company completed the acquisition of all of the outstanding stock of TransFirst. These acquisitions are part of the Merchant Solutions segment. Refer to Note 23 for more information regarding the Company’s acquisitions.

Issuer Solutions includes electronic payment processing services and other services provided from within the North America region and internationally. Merchant Solutions includes electronic processing and other services provided to merchants and merchant acquirers. The Consumer Solutions segment provides GPR prepaid debit and payroll cards, demand deposit accounts and other financial service solutions to the underbanked and other consumers and businesses in the United States.

TSYS’ operating segments share certain resources, such as information technology support, that TSYS allocates based on various metrics depending on the nature of the service.

Operating Segments	Years Ended December 31,
(in thousands)	2018	2017	2016
Adjusted operating income by segment:
Issuer Solutions (a)	$608,392	574,580	525,025
Merchant Solutions (b)	484,197	391,466	307,595
Consumer Solutions (c)	193,472	182,082	160,371
Corporate Administration and Other	(151,167)	(148,564)	(135,996)
Adjusted segment operating income[1] (d)	1,134,894	999,564	856,995
Less:
Share-based compensation	48,758	42,409	43,728
Cayan and TransFirst merger & acquisition (M&A) and integration expenses[2]	26,550	13,367	28,176
Litigation, claims, judgments or settlements	-	1,947	21,719
Acquisition intangible amortization	236,848	207,797	189,990
Operating income	822,738	734,044	573,382
Nonoperating expenses, net	(162,974)	(116,482)	(112,350)
Income before income taxes and equity in income of equity investments	$659,764	617,562	461,032

Net revenue by segment:
Issuer Solutions (e)	$1,718,177	1,594,959	1,515,462
Merchant Solutions (f)	1,344,718	1,103,682	898,533
Consumer Solutions (g)	806,430	746,870	663,579
Segment net revenue	3,869,325	3,445,511	3,077,574
Less: intersegment revenues	53,425	45,179	35,698
Net revenue[3] (h)	3,815,900	3,400,332	3,041,876
Add: reimbursable items, interchange and payment network fees[4]	212,311	1,527,633	1,128,201
Total revenues	$4,028,211	4,927,965	4,170,077

Adjusted segment operating margin on net revenue:
Issuer Solutions (a)/(e)	35.4%	36.0%	34.6%
Merchant Solutions (b)/(f)	36.0%	35.5%	34.2%
Consumer Solutions (c)/(g)	24.0%	24.4%	24.2%

Adjusted segment operating margin on net revenue (d)/(h)	29.7%	29.4%	28.2%

[1]

Adjusted segment operating income excludes acquisition intangible amortization, TransFirst and Cayan M&A and integration expenses, share-based compensation and expenses associated with Corporate Administration and Other.

[2]	Excludes share-based compensation.
[3]

Net revenue is total revenues less reimbursable items (such as postage), as well as, merchant acquiring interchange and payment network fees charged by the card associations or payment networks that are recorded by TSYS as expense.

[4]

As discussed in Note 1, the most significant impact of the Company’s adoption of ASC 606 as of January 1, 2018 is the result of gross versus net presentation of interchange and payment network fees. In 2018, these fees collected on behalf of the payment networks and card issuers are presented “net” of the amounts paid to them, as opposed to the “gross” presentation for certain of these fees in 2017 and 2016.

The following table presents the Company’s depreciation and amortization expense by segment:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Depreciation and amortization by segment:
Issuer Solutions	$119,402	147,914	141,309
Merchant Solutions	30,713	29,477	25,553
Consumer Solutions	17,424	15,838	13,133
Segment depreciation and amortization	167,539	193,229	179,995
Acquisition intangible amortization	236,848	207,797	189,990
Corporate administration and other	4,186	4,880	3,561
Total depreciation and amortization[1]	$408,573	405,906	373,546

[1]	Client incentive/contract asset amortization is no longer included in depreciation and amortization due to the adoption of ASC 606 on January 1, 2018.

The following table presents the Company’s total assets by segment:

	As of December 31,
(in thousands)	2018	2017
Issuer Solutions	$6,843,451	5,735,195
Merchant Solutions	4,248,183	3,136,395
Consumer Solutions	1,374,667	1,418,644
Intersegment assets	(4,997,592)	(3,958,545)
Total assets	$7,468,709	6,331,689

The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	As of December 31,
(in thousands)	2018	2017
United States	$321,119	273,690
Europe	45,872	43,586
Other	16,083	7,942
Total	$383,074	325,218

The following tables reconcile geographic revenues to external revenues by operating segment based on the domicile of the Company’s customers for the years ended December 31:

	2018[2]
(in thousands)	Issuer Solutions	Merchant Solutions	Consumer Solutions	Total	Percentage of Revenues
United States	$1,079,461	1,350,671	806,287	$3,236,419	80.4%
Europe[1]	375,793	625	-	376,418	9.3
Canada[1]	324,937	1,148	-	326,085	8.1
Other[1]	88,114	1,175	-	89,289	2.2
Total	$1,868,305	1,353,619	806,287	$4,028,211	100.0%

	2017
(in thousands)	Issuer Solutions	Merchant Solutions	Consumer Solutions	Total	Percentage of Revenues
United States	$1,051,292	2,428,327	745,235	$4,224,854	85.7%
Europe[1]	320,400	284	-	320,684	6.5
Canada[1]	313,674	1,496	-	315,170	6.4
Other[1]	66,102	1,155	-	67,257	1.4
Total	$1,751,468	2,431,262	745,235	$4,927,965	100.0%

	2016
(in thousands)	Issuer Solutions	Merchant Solutions	Consumer Solutions	Total	Percentage of Revenues
United States	$1,032,381	1,826,775	660,845	$3,520,001	84.4%
Europe[1]	306,894	227	-	307,121	7.4
Canada[1]	284,028	705	-	284,733	6.8
Other[1]	57,460	762	-	58,222	1.4
Total	$1,680,763	1,828,469	660,845	$4,170,077	100.0%

[1]Certain of these revenues are impacted by movements in foreign currency exchange rates.

[2]Includes the impact of adopting ASC 606.

MAJOR CUSTOMER:  For the years ended December 31, 2018, 2017 and 2016, the Company had no major customers.